Property, Plant and Equipment (Tables)	6 Months Ended
Jul. 31, 2018
Disclosure of detailed information about property, plant and equipment [abstract]
Disclosure of Detailed Information About Property, Plant and Equipment

	31 July 2018 NZ $000’s	31 January 2018 NZ $000’s
Plant, furniture, fittings and motor vehicles At cost	26,461	27,801
Accumulated depreciation	(25,973)	(25,789)
	488	2,013

Leasehold improvements
At cost	12,254	10,762
Accumulated depreciation	(8,688)	(8,034)
	3,566	2,728
Total property, plant and equipment	4,054	4,741

Disclosure of Detailed Information About Movements in Carrying Amounts of Property, Plant and Equipment

Movement in the carrying amounts for each class of property, plant and equipment between the beginning and the end of the current financial period:

	Leasehold improvements NZ $000’s	Plant, furniture, fittings and motor vehicles NZ $000’s	Total NZ $000’s
6 months ended 31 July 2018
Balance at the beginning of the period	2,728	2,013	4,741
Additions	1,362	(914)	448
Disposals	-	(301)	(301)
Depreciation expense	(501)	(569)	(1,070)
Impairment	-	(28)	(28)
Foreign exchange movements	(23)	287	264
Balance at the end of the year	3,566	488	4,054

	Leasehold improvements NZ $000’s	Plant, furniture, fittings and motor vehicles NZ $000’s	Total NZ $000’s
6 months ended 31 January 2018
Balance at the beginning of the year	2,541	1,736	4,277
Additions	227	1,467	1,694
Depreciation expense	(238)	(1,088)	(1,326)
Impairment	-	(111)	(111)
Foreign exchange movements	198	9	207
Balance at the end of the half year	2,728	2,013	4,741